CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues - Note 11	$ 11,124,000	$ 0
Cost of sales:
Production costs	15,569,000
Depreciation and amortization	1,334,000	827,000
Write-down of production inventories - Note 3	6,965,000
Total cost of sales	23,868,000
Operating expenses:
Care and maintenance		3,770,000
Pre-production depreciation and amortization		827,000
Accretion - Note 9	93,000	106,000
General and administrative	2,006,000	1,947,000
Loss from operations	(14,843,000)	(8,866,000)
Other income (expense):
Interest expense, net of capitalized interest of $44 and $145, respectively - Note 8	(19,887,000)	(14,398,000)
Interest income	112,000	116,000
Loss before reorganization items, net and income taxes	(34,618,000)	(23,148,000)
Reorganization items, net	0	(292,000)
Loss before income taxes	(34,618,000)	(23,440,000)
Net loss	$ (34,618,000)	$ (23,440,000)
Loss per share:
Basic - Note 14	$ (11.95)	$ (8.77)
Diluted - Note 14	$ (11.95)	$ (8.77)
Weighted average shares outstanding:
Basic - Note 14	2,897,568	2,672,502
Diluted - Note 14	2,897,568	2,672,502
Mine development
Operating expenses:
Project and development		$ 2,216,000